Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Loss Per Share
Schedule of loss per share

	2023 £’000		2022 £’000	2021 £’000
Numerator
Loss used in basic EPS and diluted EPS:
Continuing operations	(7,079)		(7,656)	(5,460)
Denominator
Weighted average number of ordinary shares used in basic EPS:	315,849,600		4,941,793	4,027,345
Basic and diluted loss per share:
Continuing operations – pence	(2	)p	(155) p	(136) p